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                          HEALTHCARE ACQUISITION CORP.
                              2116 FINANCIAL CENTER
                                666 WALNUT STREET
                             DES MOINES, IOWA 50309



                                                              July 26, 2004



VIA EDGAR AND FACSIMILE

United States Securities and Exchange Commission
Mail Stop 3561
Washington, D.C. 20549

Attn:    John Reynolds
         Assistant Director

Re:      HEALTHCARE ACQUISITION CORP.
         REGISTRATION STATEMENT ON FORM 8-A
         AMERICAN STOCK EXCHANGE
         SEC FILE NO. 333-124712


Dear Sir:

         Healthcare Acquisition Corp., a Delaware corporation (the "REGISTRANT") pursuant to Rule 12(d) under the Securities Exchange Act of 1934, as amended (the "EXCHANGE ACT"), hereby requests acceleration, simultaneously with the effectiveness of the Registrant's registration statement on Form S-1, as amended (File No. 333-124712), of the effective date of the above referenced Registration Statement on Form 8-A filed by the Registrant on July 26, 2005, seeking registration under Section 12(b) of the Exchange Act of (i) the Registrant's Common Stock, $.0001 par value, (ii) the Registrant's Common Stock Purchase Warrants, and (iii) the Registrant's Units (comprising one share of Common Stock and one Common Stock Purchase Warrant). The Common Stock, the Common Stock Purchase Warrants and the Units will trade on the American Stock Exchange.

         If you have any questions or comments, please feel free to contact me at your earliest convenience.

                                                         Very truly yours,

                                                         /s/ Matthew P. Kinley
                                                         ---------------------
                                                         Matthew P. Kinley
                                                         President

cc:      Stuart Neuhauser, Esq.